Convertible Redeemable Preferred Shares (Detail Textuals 1) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Temporary Equity [Line Items]
Voting rights		Holders of the Preferred Shares are entitled to appoint a total of 10 out of 11 directors of the Board	Holders of the Preferred Shares are entitled to appoint a total of 10 out of 11 directors of the Board
Series A-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Stock issuance cost		¥ 1,892	$ 301
Series A-2 convertible redeemable preferred shares
Temporary Equity [Line Items]
Stock issuance cost		1,177	189
Series A-3 convertible redeemable preferred shares
Temporary Equity [Line Items]
Stock issuance cost		1,296	208
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Stock issuance cost		11,857	1,782
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Stock issuance cost		10,039	1,489
Series D convertible redeemable preferred shares
Temporary Equity [Line Items]
Unpaid value from total consideration	$ 12,000
Commission incurred	$ 26,000
Percentage of commission paid in cash	50.00%
Value of commission paid in cash	$ 13,000
Percentage of commission paid in shares	50.00%
Issuance of shares to pay commission | shares	2,428,588
Stock issuance cost		¥ 6,033	$ 901